Provisions, income tax liabilities and other liabilities - Movements in Restructuring Provisions Classified in Non-current and Current Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period	€ 6,341	€ 6,721
Of which:
Classified in current liabilities	578	472	€ 594
Provisions utilized	(408)	(528)	(459)
Transfers	(572)	(274)	(425)
Currency translation differences	(65)	113	145
Balance, end of period	7,602	6,341	6,721
Restructuring Provision
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period	1,233	1,118	1,499
Of which:
Classified in non-current liabilities	554	761	524	€ 868
Classified in current liabilities	578	472	594	€ 631
Change in provisions recognized in profit or loss for the period	435	636	183
Provisions utilized	(561)	(522)	(571)
Transfers	3	0	1
Unwinding of discount	31	5	0
Currency translation differences	(9)	(4)	6
Balance, end of period	€ 1,132	€ 1,233	€ 1,118